Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Operating Leases [Line Items]
Depreciation expenses	$ 1,667	¥ 137,019	¥ 134,791	¥ 137,386
Various expenses	637	52,314	51,949	52,188
Costs of operating leases	$ 2,304	¥ 189,333	¥ 186,740	¥ 189,574